SHAREHOLDERS' EQUITY (Summary of Stock Options Outstanding By Exercise Price Range) (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Outstanding
Number of options | shares	4,855,203
Exercisable
Number of options | shares	1,121,414
Exercise Price Range One [Member]
Outstanding
Ranges of exercise price, Lower limit	$ 10.04
Ranges of exercise price, Upper limit	$ 14.74
Number of options | shares	2,408,143
Weighted average remaining contractual life (years)	2 years 8 months 19 days
Weighted average exercise price	$ 13.47
Exercisable
Number of options | shares	755,327
Weighted average exercise price	$ 13.28
Exercise Price Range Two [Member]
Outstanding
Ranges of exercise price, Lower limit	15.09
Ranges of exercise price, Upper limit	$ 19.30
Number of options | shares	1,356,636
Weighted average remaining contractual life (years)	3 years 2 months 12 days
Weighted average exercise price	$ 16.80
Exercisable
Number of options | shares	354,136
Weighted average exercise price	$ 16.09
Exercise Price Range Three [Member]
Outstanding
Ranges of exercise price, Lower limit	20.62
Ranges of exercise price, Upper limit	$ 27.15
Number of options | shares	1,090,424
Weighted average remaining contractual life (years)	4 years 8 months 12 days
Weighted average exercise price	$ 24.88
Exercisable
Number of options | shares	11,951
Weighted average exercise price	$ 22.68